Subordinated liabilities	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Subordinated liabilities	Note 15: Subordinated liabilities
The movement in subordinated liabilities during the period was as follows:

Total £m

At 1 January 2025	10,089
Issued during the period	1,760
Repurchases and redemptions during the period	(904)
Foreign exchange movements	(435)
Other movements (cash and non-cash)	151
At 30 June 2025	10,661
Issued during the period	–
Repurchases and redemptions during the period	(1,024)
Foreign exchange movements	155
Other movements (cash and non-cash)	102
At 31 December 2025	9,894
Issued during the period	496
Repurchases and redemptions during the period	(1,121)
Foreign exchange movements	51
Other movements (cash and non-cash)	(85)
At 30 June 2026	9,235